Ordinary Share	12 Months Ended
Dec. 31, 2024
Ordinary Share [Abstract]
ORDINARY SHARE

22. ORDINARY SHARE

Micropolis holding was incorporated under the laws of Cayman Islands and is principally engaged in the development of advanced robotics and autonomous systems. The Company’s authorized capital amounts to 200,000,000 shares, with the current issued and paid-up capital being $3,000, divided into 30,000,000 shares of $0.0001 each.

In 2022, the Company had AED 10,363,887 worth of capital introduced during the year, all consisting of shareholders’ funds with main purpose to finance company’s daily operations.